Condensed Statements of Operations - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Income Statement [Abstract]
Revenue
Operating expenses:
Exploration expense	199,637	2,638	$ 38,763	225,052	28,669	$ 28,669
General and administrative expenses	1,171,256	219,524	17,313	2,215,775	685,565	365,390
Stock-based compensation expense	785,962			896,947
Legal fees			7,514			409,191
Accretion expense	695	695	359	2,084	2,084	2,778
Total operating expenses	2,157,550	222,857	63,949	3,339,858	716,318	806,028
Loss from operations	(2,157,550)	(222,857)	(63,949)	(3,339,858)	(716,318)	(806,028)
Other expenses:
Interest expense		485,293	38,115	746,930	1,046,106	1,661,981
Penalty fees					1,322,933	1,322,933
Loss on settlement	13,051			13,051
Loss on note conversion				1,125,000
Licenses and fees						9,450
Total other expenses	13,051	485,293	38,115	1,884,981	2,369,039	2,994,364
Loss before income taxes	(2,170,601)	(708,150)	(102,064)	(5,224,839)	(3,085,357)	(3,800,392)
Provision for income taxes
Net loss	$ (2,170,601)	$ (708,150)	$ (102,064)	$ (5,224,839)	$ (3,085,357)	$ (3,800,392)
Basic and Diluted Net Loss per Common Share
Basic	$ (0.08)	$ (0.05)	$ (0.02)	$ (0.25)	$ (0.21)	$ (0.26)
Diluted	$ (0.08)	$ (0.05)	$ (0.02)	$ (0.25)	$ (0.21)	$ (0.26)
Weighted Average Number of Common Shares Outstanding
Basic	26,556,760	15,641,278	5,065,994	20,748,826	14,375,071	14,797,786
Diluted	26,556,760	15,641,278	5,065,994	20,748,826	14,375,071	14,797,786